Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Other assets Office buildings, land, equipment and facilities and Other Other liabilities [Abstract]
Schedule of Breakdown of Office buildings, land, equipment and facilities
The following table presents a breakdown of owned and leased office buildings, land, equipment and facilities as of March 31, 2024 and 2025.

	Millions of yen
	March 31
	2024	2025
Land	¥42,914	¥42,934
Office buildings	54,657	46,173
Equipment and facilities	38,110	26,793
Software	130,280	143,002
Construction in progress	16,094	20,761
Operating lease ROU assets	166,730	156,791

Total	¥448,785	¥436,454

Schedule of Other assets-Other and Other liabilities
The following table presents components of
Other assets
—
Other
and
Other liabilities
in the consolidated balance sheets as of March 31, 2024 and 2025.

	Millions of yen
	March 31
	2024	2025
Other assets — Other:
Securities received as collateral	¥332,363	¥382,780
Goodwill and other intangible assets	38,387	73,345
Net deferred tax assets (1)	24,254	25,224
Investments in equity securities for other than operating purposes (2)	299,638	302,973
Deposit receivables (3)	316,570	214,587
Prepaid expenses	22,811	28,003
Other	121,598	97,561

Total	¥1,155,621	¥1,124,473

Other liabilities:
Obligation to return securities received as collateral	¥332,363	¥382,780
Accrued income taxes	81,585	88,424
Net deferred tax liabilities (1)	85,301	113,820
Other accrued expenses and provisions (4)	596,684	551,064
Operating lease liabilities	189,814	174,132
Other	128,799	146,378

Total	¥1,414,546	¥1,456,598

(1)
Net deferred tax assets are deferred tax assets offset by deferred tax liabilities which relate to the same tax-paying
component within a particular tax jurisdiction. Net deferred tax liabilities are deferred tax liabilities offset by deferred tax assets which relate to the same tax-paying
component within a particular tax jurisdiction. See Note 15 “Income taxes” for further information.

(2)
Includes equity securities held for other than trading or operating purposes. These investments comprise listed equity securities and unlisted equity securities of ¥6,410 million and ¥293,228 million respectively, as of March 31, 2024, and ¥5,889 million and ¥297,085 million respectively, as of March 31, 2025. These securities are generally carried at fair value, with changes in fair value recognized and reported within
Revenue
—
Other
in the consolidated statements of income. Also includes equity securities without a readily determinable fair value
. See Note 6 “
Non-trading investments
” for further information.

(3)	Includes Japan Securities Clearing Corporation’s clearing fund.
(4)
Includes a liability of ¥21,177 million and ¥14,240 million as of March 31, 2024 and 2025 respectively, in respect of all outstanding and unsettled investigations, lawsuits and other legal proceedings where loss is considered probable and the amount of such loss can be reasonably estimated. See Note 20 “
Commitments, contingencies and guarantees
” for further information.

Schedule of changes in goodwill within Other assets-Other
The following tables present changes in goodwill, which are reported in the consolidated balance sheets within
Other assets
—
Other
for the years ended March 31, 2024 and 2025.

	Millions of yen
	Year ended March 31, 2024
	Beginning of year			Changes during year			End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Acquisition	Impairment	Other (1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥110,034	¥(92,814)	¥17,220	¥—	¥(723)	¥2,345	¥112,379	¥(93,537)	¥18,842
Other	418	—	418	—	—	—	418	—	418

Total	¥110,452	¥(92,814)	¥17,638	¥—	¥(723)	¥2,345	¥112,797	¥(93,537)	¥19,260

	Millions of yen
	Year ended March 31, 2025
	Beginning of year			Changes during year			End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Acquisition	Impairment	Other (1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥112,379	¥(93,537)	¥18,842	¥—	¥—	¥(2,061)	¥110,318	¥(93,537)	¥16,781
Other	418	—	418	—	—	—	418	—	418

Total	¥112,797	¥(93,537)	¥19,260	¥—	¥—	¥(2,061)	¥110,736	¥(93,537)	¥17,199

(1)	Includes currency translation adjustments.

Schedule of finite-lived intangible assets by type
The following table presents finite-lived intangible assets by type as of March 31, 2024 and 2025.

	Millions of yen
	March 31, 2024			March 31, 2025
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Client relationships	¥82,155	¥(75,237)	¥6,918	¥77,736	¥(75,382)	¥2,354
Other	3,275	(2,338)	937	3,218	(2,549)	669

Total	¥85,430	¥(77,575)	¥7,855	¥80,954	¥(77,931)	¥3,023

Estimated amortization expenses for next five years	Estimated amortization expenses for the next five years are shown below.

Millions of yen
Year ending March 31	Estimated amortization expense
2026	¥759
2027	90
2028	90
2029	90
2030	90

Schedule of change in asset retirement obligation
The following table presents changes in AROs during the years ended March 31, 2024 and 2025.

	Millions of yen
	March 31
	2024	2025
Balance at beginning of year	¥14,196	¥15,512
Provision for the year	1,354	161
Settled during the year	(38)	(413)
Revisions in estimated cash flows	—	933

Balance at end of year	¥15,512	¥16,193